UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22447

Equinox Funds Trust
(Exact name of registrant as specified in charter)

47 Hulfish Street, Suite 510

Princeton, New Jersey 08542
(Address of principal executive offices) (Zip code)

Javier Jimenez

U.S. Bancorp Fund Services, LLC

2020 East Financial Way, Suite 100

Glendora, California 91741
(Name and address of agent for service)

(609) 430-0404

Registrant's telephone number, including area code

Date of fiscal year end: September 30

Date of reporting period: March 31, 2020

Item 1. Reports to Stockholders.

EQUINOX CAMPBELL STRATEGY FUND

Class A Shares: EBSAX

Class C Shares: EBSCX

Class I Shares: EBSIX

Class P Shares: EBSPX

Semi-Annual Report

March 31, 2020

1-888-643-3431

www.EQUINOXFUNDS.com

Distributed by Northern Lights Distributors, LLC

Beginning in February 2021 for the Fund, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you invest through a financial intermediary, you may elect to receive shareholder reports and other communications electronically from the Fund by contacting your financial intermediary (such as a broker- dealer or bank). If you invest directly with the Fund, you will receive shareholder reports electronically beginning in February 2021.

You may elect to receive all future shareholder reports in paper free of charge. You can request to continue receiving paper copies of your shareholder reports by contacting your financial intermediary or, if you invest directly with the Fund, calling 1-888-643-3431 to let the Fund know of your request.

Equinox Campbell Strategy Fund
PORTFOLIO REVIEW
March 31, 2020 (Unaudited)

The Fund’s performance figures for the periods ended March 31, 2020, as compared to its benchmarks(1):

		Annualized
				Since Inception	Since Inception
	One Year	Three Year	Five Year	(03/08/2013)(2)	(02/11/2014)(3)
Equinox Campbell Strategy Fund
Class A with Load	6.82%	2.49%	(3.18)%	1.66%	N/A
Class A	13.30%	4.53%	(2.03)%	2.52%	N/A
Class C	12.42%	3.72%	(2.76)%	N/A	2.82%
Class I	13.52%	4.79%	(1.79)%	2.78%	N/A
Class P	13.20%	4.42%	(1.99)%	2.63%	N/A
S&P 500 Total Return Index(4)	(6.98)%	5.10%	6.73%	9.73%	8.09%
BTOP 50 Index(5)	2.27%	0.18%	(2.38)%	0.39%	1.03%

(1)	The performance data quoted is historical. The performance comparison includes reinvestment of all dividends and capital gains and has been adjusted for Class A maximum applicable sales charge of 5.75%. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or on the redemptions of portfolio shares. Performance returns would have been lower had Equinox Institutional Asset Management, LP (the “Adviser”) and Campbell & Company Investment Adviser LLC (the “Sub-Adviser”) not waived their fees or reimbursed a portion of the Fund’s expenses pursuant to an expense limitation agreement. Under the terms of the expense limitation agreement, the Adviser and Sub-Adviser have each contractually agreed to reduce their advisory fee and/or reimburse certain expenses of the Fund, to ensure that the Fund’s total annual operating expenses, excluding (i) taxes, (ii) interest, (iii) extraordinary items, (iv) “Acquired Fund Fees and Expenses,” and (v) brokerage commissions, do not exceed, on an annual basis, 2.14%, 2.89%, 1.89% and 2.14% for Class A, Class C, Class I and Class P, respectively, of the Fund’s average daily net assets. This expense limitation will remain in effect until January 31, 2021, but can be terminated by the Fund’s Board of Trustees on 60 days’ written notice to the Adviser. The Adviser and Sub-Adviser shall be entitled to recover, subject to approval by the Board of Trustees of the Trust, such waived or reimbursed amounts for a period of up to three (3) years from the date on which the Adviser and Sub -Adviser reduced their compensation and/or assumed expenses for the Fund. The Adviser and Sub-Adviser are permitted to seek reimbursement from the Fund, subject to certain limitations, for fees they waived and Fund expenses they paid to the extent the total annual fund operating expenses do not exceed the limits described above or any lesser limits in effect at the time of reimbursement. No recoupment by the Adviser or Sub-Adviser will occur unless the Fund’s operating expenses are below the expense limitation amount. Per the fee table in the Fund’s prospectus dated February 1, 2020, the Fund’s “Total Annual Fund Operating Expenses” are 2.31%, 3.06%, 2.08% and 2.33%, and the Fund’s “Total Annual Fund Operating Expenses (after Fee Waiver and/or Expense Reimbursement)” are 2.14%, 2.89%, 1.89% and 2.14% for Class A, Class C, Class I, and Class P shares, respectively, of the Fund’s average daily net assets. More recent expense ratio information is available in the Consolidated Financial Highlights included in this report. For performance information current to the most recent month-end please call 1-888-643-3431.

(2)	Commencement of operations was March 4, 2013. Start of performance is March 8, 2013.

(3)	Commencement of operations was February 11, 2014.

(4)	The S&P 500® Total Return Index is a widely accepted, unmanaged index of U.S. stock market performance which does not take into account charges, fees and other expenses. It is not possible to invest directly in an index.

(5)	The Barclay BTOP50 Index (“BTOP50 Index”) seeks to replicate the overall composition of the managed futures industry with regard to trading style and overall market exposure. The BTOP50 Index employs a top -down approach in selecting its constituents. The largest investable trading advisor programs, as measured by assets under management, are selected for inclusion in the BTOP50 Index. In each calendar year the selected trading advisors represent, in aggregate, no less than 50% of the investable assets of the Barclay CTA Universe. For 2020, there are 20 funds in the BTOP50 Index. Investors cannot invest directly in an index.

Portfolio Composition	% of Net Assets
U.S. Treasury Notes	60.2%
Other assets and liabilities – net(6)	39.8%
100.0%

(6)	Includes net unrealized appreciation and depreciation on forward currency and futures contracts, respectively.

Please refer to the Consolidated Portfolio of Investments in this annual report for a detailed analysis of the Fund’s holdings.

Equinox Campbell Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS
March 31, 2020 (Unaudited)

U.S. TREASURY NOTES - 60.2% (a)

Principal		Coupon Rate	Maturity Date	Value
$19,100,000	(b)	1.500%	04/15/2020	$19,110,444
8,500,000		1.625%	06/30/2020	8,532,457
13,350,000	(b)	2.000%	07/31/2020	13,440,217
8,750,000	(b)	1.625%	11/30/2020	8,840,747
8,500,000		2.250%	02/15/2020	8,662,197

Total U.S. Treasury Notes
(Cost $58,256,200)	58,586,062

Total Investments - 60.2%
(Cost $58,256,200) (c)	58,586,062

Other Assets in Excess of Liabilities - 39.8%	38,786,907

TOTAL NET ASSETS - 100.0%	$97,372,969

(a)	Partially pledged as collateral for open futures contracts.

(b)	A portion of this security is held in a wholly-owned and controlled subsidiary organized in the Cayman Islands and consolidated for financial reporting purposes.

(c)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $58,256,200 and differs from market value by net unrealized appreciation of securities as follows:

Unrealized Appreciation:	$329,862
Unrealized Depreciation:	—
Net Unrealized Appreciation:	$329,862

The accompanying notes are an integral part of these consolidated financial statements.

Equinox Campbell Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS
March 31, 2020 (Unaudited)(Continued)

FORWARD CURRENCY CONTRACTS (d)

	Currency						Unrealized
Settlement	to be	Amount	USD Value	Currency	Amount	USD Value	Appreciation/
Date	purchased	to be purchased	March 31, 2020	to be sold	to be sold	March 31, 2020	(Depreciation)
6/17/20	AUD	26,000,000	$16,365,001	USD	17,032,971	$17,032,971	$(667,970)
6/17/20	BRL	24,500,000	4,691,779	USD	5,054,416	5,054,416	(362,637)
6/17/20	CAD	15,200,000	10,808,873	USD	10,905,281	10,905,281	(96,408)
6/17/20	CHF	2,850,000	2,972,109	USD	2,987,435	2,987,435	(15,326)
6/17/20	CLP	4,030,000,000	4,718,213	USD	4,810,448	4,810,448	(92,235)
6/17/20	CNH	29,700,000	4,183,511	USD	4,248,617	4,248,617	(65,106)
6/17/20	COP	13,950,000,000	3,414,593	USD	3,510,270	3,510,270	(95,677)
6/17/20	CZK	53,600,000	2,158,958	USD	2,283,514	2,283,514	(124,556)
6/17/20	EUR	11,800,000	13,053,444	USD	13,181,619	13,181,619	(128,175)
6/17/20	GBP	12,800,000	15,920,576	USD	16,187,366	16,187,366	(266,790)
6/17/20	HUF	1,530,000,000	4,686,566	USD	5,061,694	5,061,694	(375,128)
6/17/20	IDR	32,025,000,000	1,949,404	USD	2,162,043	2,162,043	(212,639)
6/17/20	INR	419,000,000	5,489,988	USD	5,602,634	5,602,634	(112,646)
6/17/20	JPY	1,038,000,000	9,686,037	USD	9,836,146	9,836,146	(150,109)
6/17/20	KRW	2,670,000,000	2,199,758	USD	2,240,187	2,240,187	(40,429)
6/17/20	MXN	63,900,000	2,662,369	USD	3,152,729	3,152,729	(490,360)
6/17/20	NOK	163,200,000	15,702,274	USD	15,870,213	15,870,213	(167,939)
6/17/20	NZD	10,550,000	6,291,356	USD	6,519,138	6,519,138	(227,782)
6/17/20	PHP	111,750,000	2,185,050	USD	2,155,786	2,155,786	29,264
6/17/20	PLN	25,800,000	6,234,675	USD	6,502,210	6,502,210	(267,535)
6/17/20	RUB	152,000,000	1,911,923	USD	2,026,327	2,026,327	(114,404)
6/17/20	SEK	49,050,000	4,966,898	USD	5,090,808	5,090,808	(123,910)
6/17/20	SGD	4,539,000	3,197,294	USD	3,213,923	3,213,923	(16,629)
6/17/20	TRY	27,150,000	4,013,708	USD	4,261,937	4,261,937	(248,229)
6/17/20	TWD	154,350,000	5,128,026	USD	5,192,492	5,192,492	(64,466)
6/17/20	USD	19,646,627	19,646,627	AUD	30,150,000	18,549,052	1,097,575
6/17/20	USD	5,985,050	5,985,050	BRL	27,500,000	5,266,282	718,768
6/17/20	USD	14,890,820	14,890,820	CAD	20,300,000	14,435,535	455,285
6/17/20	USD	3,806,238	3,806,238	CHF	3,600,000	3,754,243	51,995
6/17/20	USD	6,107,127	6,107,127	CLP	5,040,000,000	5,900,693	206,434
6/17/20	USD	3,216,944	3,216,944	CNH	22,700,000	3,197,498	19,446
6/17/20	USD	4,926,832	4,926,832	COP	17,850,000,000	4,369,211	557,621
6/17/20	USD	3,290,611	3,290,611	CZK	77,600,000	3,125,655	164,956
6/17/20	USD	9,748,972	9,748,972	EUR	8,750,000	9,679,461	69,511
6/17/20	USD	17,973,927	17,973,927	GBP	14,100,000	17,537,510	436,417
6/17/20	USD	4,636,802	4,636,802	HUF	1,455,000,000	4,456,832	179,970
6/17/20	USD	1,647,702	1,647,702	IDR	26,075,000,000	1,587,219	60,483
6/17/20	USD	5,490,005	5,490,005	INR	414,000,000	5,424,475	65,530
6/17/20	USD	8,564,323	8,564,323	JPY	904,500,000	8,440,289	124,033
6/17/20	USD	1,492,985	1,492,985	KRW	1,845,000,000	1,520,057	(27,072)
6/17/20	USD	2,520,472	2,520,472	MXN	57,900,000	2,412,381	108,091
6/17/20	USD	20,128,911	20,128,911	NOK	188,850,000	18,170,186	1,958,725
6/17/20	USD	8,729,241	8,729,241	NZD	14,250,000	8,497,803	231,437
6/17/20	USD	829,276	829,276	PHP	43,500,000	850,556	(21,280)
6/17/20	USD	7,107,167	7,107,167	PLN	27,675,000	6,687,776	419,391
6/17/20	USD	2,738,098	2,738,098	RUB	194,000,000	2,440,218	297,880
6/17/20	USD	3,716,628	3,716,628	SEK	36,450,000	3,690,998	25,630
6/17/20	USD	2,376,769	2,376,769	SGD	3,315,000	2,335,102	41,667
6/17/20	USD	3,469,168	3,469,168	TRY	22,800,000	3,370,628	98,540
6/17/20	USD	5,497,124	5,497,124	TWD	163,350,000	5,427,037	70,087
6/17/20	USD	3,645,152	3,645,152	ZAR	60,400,000	3,342,172	302,980
6/17/20	ZAR	44,800,000	2,478,962	USD	2,739,730	2,739,730	(260,768)
Net Unrealized Appreciation on Forward Currency Contracts							$2,955,511

(d)	UBS is the counterparty to all contracts.

The accompanying notes are an integral part of these consolidated financial statements.

Equinox Campbell Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS
March 31, 2020 (Unaudited) (Continued)

FUTURES CONTRACTS

				Unrealized
				Appreciation/
Number of Contracts	Description	Expiration Date	Notional Amount	(Depreciation)
Short Futures Contracts
2	Amsterdam Exchanges Index Future	Apr-20	$212,939	$(17,873)
14	Brent Crude Future (e)	May-20	415,240	37,766
1	Coffee ‘C’ Future (e)	May-20	44,831	991
3	Copper Future (e)	May-20	167,100	4,468
12	Corn Future (e)	May-20	204,450	4,553
4	Cotton No. 2 Future (e)	May-20	102,260	(2,717)
5	Crude Oil Future (e)	Apr-20	102,400	9,018
4	Euro STOXX 50 Future	Jun-20	121,187	(832)
2	Euro-BOBL Future	Jun-20	298,246	306
1	Euro-BUXL 30-Year Bond Future	Jun-20	231,499	3,682
1	Euro-OAT Future	Jun-20	184,416	(2,714)
2	Feeder Cattle Future (e)	May-20	122,900	1,432
9	FTSE 100 Index Future	Jun-20	629,985	(29,106)
12	FTSE/JSE Top 40 Index Future	Jun-20	275,352	(42,692)
2	German Stock Index Future	Jun-20	546,349	(54,156)
1	Hang Seng Index Future	Apr-20	152,978	(3,138)
3	Japanese 10-Year Government Bond Future	Jun-20	4,256,777	(4,016)
53	London Metal Exchange Copper Future (e)	Jun-20	6,559,744	1,031,030
48	London Metal Exchange Nickel Future (e)	Jun-20	3,306,096	(245,971)
173	London Metal Exchange Primary Aluminum Future (e)	Jun-20	6,584,813	835,934
113	London Metal Exchange Zinc Future (e)	Jun-20	5,380,919	653,477
55	Long Gilt Future	Jun-20	9,303,867	(71,855)
46	Natural Gas Future (e)	Apr-20	754,400	53,919
3	Nikkei 225 Future	Jun-20	527,877	(36,657)
6	NY Harbor ULSD Future (e)	Apr-20	252,378	26,433
26	OMXS30 Index Future	Apr-20	388,980	(36,374)
1	Platinum Future (e)	Jul-20	36,495	(1,807)
4	Silver Future (e)	May-20	283,120	(13,030)
6	Soybean Future (e)	May-20	265,800	(11,430)
23	Soybean Oil Future (e)	May-20	372,738	(7,524)
1	Tokyo Price Index Future	Jun-20	130,481	(14,329)
89	U.S. 10-Year Treasury Note Future	Jun-20	12,343,188	(46,897)
				2,019,891

(e)	Position held in a wholly-owned and controlled subsidiary organized in the Cayman Islands and consolidated for financial reporting purposes.

The accompanying notes are an integral part of these consolidated financial statements.

Equinox Campbell Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS
March 31, 2020 (Unaudited) (Continued)

FUTURES CONTRACTS (Continued)

				Unrealized
				Appreciation/
Number of Contracts	Description	Expiration Date	Notional Amount	(Depreciation)
Long Futures Contracts
134	3-Month Euro (EURIBOR) Interest Rate Future	Jun-21	$37,096,807	$8,103
40	90-Day Bank Accepted Bills Future	Jun-21	24,582,208	8,952
36	90-Day Eurodollar Future	Jun-21	8,973,900	6,672
61	90-Day Sterling Future	Jun-21	9,439,737	8,028
102	Australian 10-Year Treasury Bond Future	Jun-20	9,449,361	(40,032)
109	Australian 3-Year Treasury Bond Future	Jun-20	7,851,693	17,600
64	Bank Accept Future	Jun-21	11,294,820	(1,736)
111	Canadian 10-Year Government Bond Future	Jun-20	11,605,585	19,461
22	Cocoa Future (e)	May-20	494,780	(24,566)
1	E-mini Dow Future	Jun-20	108,755	(8,487)
1	E-Mini Russell 2000 Index Future	Jun-20	57,380	498
2	E-mini S&P 500 Future	Jun-20	256,970	(2,462)
1	E-mini S&P MidCap 400 Future	Jun-20	143,780	17,498
2	Euro-BTP Italian Government Bond Future	Jun-20	311,922	(13,976)
3	Euro-Bund Future	Jun-20	570,784	6,757
175	Euro-Schatz Future	Jun-20	21,653,524	(22,753)
1	Gasoline RBOB Future (e)	Apr-20	24,893	73
7	Hard Red Winter Wheat Future (e)	May-20	172,550	80
51	London Metal Exchange Copper Future (e)	Jun-20	6,312,206	(708,179)
49	London Metal Exchange Nickel Future (e)	Jun-20	3,374,973	385,198
140	London Metal Exchange Primary Aluminum Future (e)	Jun-20	5,328,750	(568,389)
104	London Metal Exchange Zinc Future (e)	Jun-20	4,952,350	(240,104)
4	MSCI Taiwan Stock Index Future	Apr-20	148,400	(838)
2	NASDAQ 100 E-mini Future	Jun-20	311,450	(8,291)
4	S&P/Toronto Stock Exchange 60 Index Future	Jun-20	462,844	29,752
4	Soybean Meal Future (e)	May-20	128,600	(1,082)
6	SPI 200 Index Future	Jun-20	471,382	11,971
11	Sugar No. 11 Future (e)	Apr-20	128,374	(11,188)
43	U.S. 2-Year Treasury Note Future	Jun-20	9,476,461	9,505
23	U.S. 5-Year Treasury Note Future	Jun-20	2,883,266	17,409
1	U.S. Treasury Long Bond Future	Jun-20	179,063	(1,189)
2	U.S. Ultra Long Term Treasury Bond Future	Jun-20	443,750	16,121
26	Wheat Future (e)	May-20	739,375	49,263
				(1,040,331)

Net Unrealized Appreciation on Futures Contracts				$979,560

(e)	Position held in a wholly-owned and controlled subsidiary organized in the Cayman Islands and consolidated for financial reporting purposes.

The accompanying notes are an integral part of these consolidated financial statements.

Equinox Campbell Strategy Fund
CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES
March 31, 2020 (Unaudited)

ASSETS:
Investments at cost	$58,256,200
Investments at value	$58,586,062
Cash and cash equivalents	31,450,568
Deposits for futures contracts(1)	787,142
Deposits for forward currency contracts(2)	2,074,702
Net unrealized appreciation on forward currency contracts	2,955,511
Net unrealized appreciation on futures contracts	979,560
Receivable for Fund shares sold	357,255
Interest receivable	301,751
Spot trades receivable	9,475,747
Prepaid expenses and other assets	46,091
Total assets	107,014,389

LIABILITIES:
Payable for Fund shares redeemed	68,987
Payable to Adviser	3,793
Accrued distribution fees	12,304
Spot trades payable	9,475,747
Accrued expenses	80,589
Total liabilities	9,641,420

Net Assets	$97,372,969

NET ASSETS CONSIST OF:
Paid in capital	$95,402,853
Accumulated gains	1,970,116
Net Assets	$97,372,969

Class A Shares
Net Assets	$11,134,944
Issued and outstanding (unlimited shares authorized, no par value)	1,360,524
Net Asset Value and Redemption Price Per Share	$8.18
Maximum offering price per share (maximum sales charge of 5.75%)(3)	$8.68

Class C Shares
Net Assets	$10,879,698
Issued and outstanding (unlimited shares authorized, no par value)	1,374,357
Net Asset Value, Redemption Price and Offering Price Per Share(3)	$7.92

Class I Shares
Net Assets	$73,613,358
Issued and outstanding (unlimited shares authorized, no par value)	8,882,884
Net Asset Value, Redemption Price and Offering Price Per Share	$8.29

Class P Shares
Net Assets	$1,744,969
Issued and outstanding (unlimited shares authorized, no par value)	206,025
Net Asset Value, Redemption Price and Offering Price Per Share	$8.47

(1)	Pledged as collateral for open futures contracts.

(2)	Pledged as collateral for open forward currency contracts.

(3)	A contingent deferred sales charge (“CDSC”) of 1.00% is assessed on certain redemptions of Class A shares made within 12 months after a purchase of Class A shares where no initial sales charge was paid at the time of purchase as part of an investment of $1,000,000 or more. A CDSC of 1.00% is assessed on redemptions of Class C shares made within one year after a purchase of such shares.

The accompanying notes are an integral part of these consolidated financial statements.

Equinox Campbell Strategy Fund
CONSOLIDATED STATEMENT OF OPERATIONS
For the Six Months Ended March 31, 2020 (Unaudited)

INVESTMENT INCOME:
Interest income	$664,080
Total investment income	664,080

EXPENSES:
Investment advisory fees	632,647
Distribution (12b-1) fees	75,879
Legal fees	74,893
Fund administration and accounting fees	51,377
Transfer agent fees	36,939
Trustees fees and related expenses	33,792
Federal and state registration fees	27,427
Audit and tax fees	25,430
Compliance officer fees	17,260
Reports to shareholders	12,517
Interest expense	10,711
Custody fees	5,504
Other	20,091
Total expenses before waiver and reimbursement	1,024,467

Less: Expenses waived/reimbursed by the Adviser	(197,155)

Net expenses	827,312

Net Investment Loss	(163,232)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investments	6,822
Futures contracts	(5,009,331)
Forward currency contracts	113,665
Foreign currency translations	96,258

Change in net unrealized appreciation (depreciation) on:
Investments	222,526
Futures contracts	1,037,320
Forward currency contracts	2,395,804
Foreign currency	(21,314)

Net Realized and Unrealized Loss on Investments	(1,158,250)

Net Decrease in Net Assets Resulting from Operations	$(1,321,482)

The accompanying notes are an integral part of these consolidated financial statements.

Equinox Campbell Strategy Fund
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

	For the
	Six Months Ended	For the
	March 31, 2020	Year Ended
	(Unaudited)	September 30, 2019
OPERATIONS:
Net investment gain (loss)	$(163,232)	$38,264
Net realized gain (loss) on:
Investments	6,822	(74,519)
Futures contracts	(5,009,331)	11,032,603
Forward currency contracts	113,665	(118,937)
Foreign currency translations	96,258	125,760
Change in net unrealized appreciation/depreciation on:
Investments	222,526	359,337
Futures contracts	1,037,320	(4,643,373)
Forward currency contracts	2,395,804	2,450,217
Foreign currency	(21,314)	26,859
Net increase (decrease) in net assets resulting from operations	(1,321,482)	9,196,211

DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(1,824,574)	(1,625,433)
Class C	(1,773,348)	(1,606,101)
Class I	(7,545,349)	(9,547,706)
Class P	(296,435)	(291,436)
Net decrease in net assets resulting from distributions paid	(11,439,706)	(13,070,676)

CAPITAL SHARE TRANSACTIONS:
Shares sold - Class A	1,223,940	1,740,013
Shares sold - Class C	490,346	807,341
Shares sold - Class I	38,794,949	48,432,554
Shares sold - Class P	242,595	242,864
Shares issued to holders in reinvestment of distributions - Class A	1,752,767	1,510,075
Shares issued to holders in reinvestment of distributions - Class C	1,670,432	1,569,438
Shares issued to holders in reinvestment of distributions - Class I	6,732,144	7,632,232
Shares issued to holders in reinvestment of distributions - Class P	294,096	263,166
Shares redeemed - Class A	(2,736,052)	(5,361,030)
Shares redeemed - Class C	(2,467,351)	(5,039,019)
Shares redeemed - Class I	(14,615,528)	(92,370,875)
Shares redeemed - Class P	(684,249)	(30,245,677)
Net increase (decrease) in net assets resulting from capital share transactions	30,698,089	(70,818,918)

Total Increase (Decrease) in Net Assets	17,936,901	(74,693,383)

NET ASSETS:
Beginning of Period	79,436,068	154,129,451

End of Period	$97,372,969	$79,436,068

TRANSACTIONS IN SHARES - CLASS A:
Shares sold	144,528	190,779
Shares issued to holders in reinvestment of distributions	226,749	185,285
Shares redeemed	(324,823)	(616,034)
Net increase (decrease) in shares outstanding	46,454	(239,970)

TRANSACTIONS IN SHARES - CLASS C:
Shares sold	60,195	90,650
Shares issued to holders in reinvestment of distributions	223,021	197,413
Shares redeemed	(300,477)	(600,031)
Net decrease in shares outstanding	(17,261)	(311,968)

TRANSACTIONS IN SHARES - CLASS I:
Shares sold	4,611,487	5,483,361
Shares issued to holders in reinvestment of distributions	860,887	927,366
Shares redeemed	(1,733,445)	(10,591,009)
Net increase (decrease) in shares outstanding	3,738,929	(4,180,282)

TRANSACTIONS IN SHARES - CLASS P:
Shares sold	26,528	25,638
Shares issued to holders in reinvestment of distributions	36,762	31,367
Shares redeemed	(78,788)	(3,411,713)
Net decrease in shares outstanding	(15,498)	(3,354,708)

The accompanying notes are an integral part of these consolidated financial statements.

Equinox Campbell Strategy Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class A
	Six Months
	Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	March 31, 2020		September 30,	September 30,	September 30,	September 30,	September 30,
	(Unaudited)		2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$9.81		$9.49	$9.36	$10.13	$11.17	$11.01
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(1)	(0.02)		— (2)	(0.03)	(0.04)	(0.09)	(0.13)
Net realized and unrealized gain (loss) on investments, futures, forward currency and swap contracts(3)	(0.18)		1.45	0.16	(0.73)	(0.74)	0.97
Total Income (Loss) from Investment Operations	(0.20)		1.45	0.13	(0.77)	(0.83)	0.84
LESS DISTRIBUTIONS:
From net investment income	(0.79)		(1.13)	—	—	(0.21)	(0.68)
From net realized gain on investments	(0.64)		—	—	—	—	—
Total Distributions	(1.43)		(1.13)	—	—	(0.21)	(0.68)
Net Asset Value, End of Period	$8.18		$9.81	$9.49	$9.36	$10.13	$11.17
Total Return(4)	(1.13)%		17.73%	1.39%	(7.60)%	(7.60)%	7.48%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$11,135		$12,895	$14,744	$24,092	$64,528	$83,077
Ratio of gross expenses to average net assets (including interest and extraordinary expenses)(5)(6)	2.64	% (8)	2.54%	1.96%	1.33%	1.25%	1.24%
Ratio of net expenses to average net assets (including interest and extraordinary expenses)(7)	2.20	% (8)	2.12%	1.58%	1.15%	1.17%	1.15%
Ratio of net investment income (loss) to average net assets	(0.47	)% (8)	(0.03)%	(0.32)%	(0.45)%	(0.83)%	(1.08)%
Portfolio turnover rate(9)	0%		15%	122%	0%	0%	0%

(1)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Less than $0.005 per share.

(3)	Realized and unrealized gain (loss) per share in this caption is a balancing amount necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gain (loss) in the statement of operations due to the timing of share transactions for the period.

(4)	Total returns are historical and assume changes in share price and reinvestment of dividends and distributions. Total returns shown exclude the effect of the maximum applicable sales charges of 5.75% and, if applicable, wire redemption fees. Had the Adviser not waived its fees or reimbursed a portion of the Fund’s expenses, the returns would have been lower.

(5)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(6)	Ratio of gross expenses to average net assets excluding interest and extraordinary expenses(5)	2.58%	2.49%	1.96%	1.33%	1.23%	1.24%

(7)	Ratio of net expenses to average net assets excluding interest and extraordinary expenses	2.14%	2.07%	1.58%	1.15%	1.15%	1.15%

(8)	Annualized.

(9)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

The accompanying notes are an integral part of these consolidated financial statements.

Equinox Campbell Strategy Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class C
	Six Months
	Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	March 31, 2020		September 30,	September 30,	September 30,	September 30,	September 30,
	(Unaudited)		2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$9.51		$9.20	$9.15	$9.98	$11.03	$10.96
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(1)	(0.05)		(0.07)	(0.10)	(0.11)	(0.17)	(0.21)
Net realized and unrealized gain (loss) on investments, futures, forward currency and swap contracts(2)	(0.17)		1.42	0.15	(0.72)	(0.72)	0.97
Total Income (Loss) from Investment Operations	(0.22)		1.35	0.05	(0.83)	(0.89)	0.76
LESS DISTRIBUTIONS:
From net investment income	(0.73)		(1.04)	—	—	(0.16)	(0.69)
From net realized gain on investments	(0.64)		—	—	—	—	—
Total Distributions	(1.37)		(1.04)	—	—	(0.16)	(0.69)
Net Asset Value, End of Period	$7.92		$9.51	$9.20	$9.15	$9.98	$11.03
Total Return(3)	(1.53)%		16.88%	0.55%	(8.32)%	(8.16)%	6.72%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$10,880		$13,237	$15,676	$22,792	$48,712	$52,977
Ratio of gross expenses to average net assets (including interest and extraordinary expenses)(4)(5)	3.39	% (7)	3.29%	2.74%	2.08%	2.00%	1.99%
Ratio of net expenses to average net assets (including interest and extraordinary expenses)(6)	2.95	% (7)	2.87%	2.35%	1.90%	1.92%	1.90%
Ratio of net investment loss to average net assets	(1.22	)% (7)	(0.78)%	(1.05)%	(1.19)%	(1.58)%	(1.82)%
Portfolio turnover rate(8)	0%		15%	122%	0%	0%	0%

(1)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Realized and unrealized gain (loss) per share in this caption is a balancing amount necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gain (loss) in the statement of operations due to the timing of share transactions for the period.

(3)	Total returns are historical and assume changes in share price and reinvestment of dividends and distributions. Total returns for periods of less than one year are not annualized. Had the Adviser not waived its fees or reimbursed a portion of the Fund’s expenses, the returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(5)	Ratio of gross expenses to average net assets excluding interest and extraordinary expenses (4)	3.33%	3.24%	2.74%	2.08%	1.98%	1.99%

(6)	Ratio of net expenses to average net assets excluding interest and extraordinary expenses	2.89%	2.82%	2.35%	1.90%	1.90%	1.90%

(7)	Annualized.

(8)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

The accompanying notes are an integral part of these consolidated financial statements.

Equinox Campbell Strategy Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class I
	Six Months
	Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	March 31, 2020		September 30,	September 30,	September 30,	September 30,	September 30,
	(Unaudited)		2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$9.93		$9.59	$9.44	$10.20	$11.22	$11.05
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(1)	(0.01)		0.02	(0.01)	(0.02)	(0.06)	(0.09)
Net realized and unrealized gain (loss) on investments, futures, forward currency and swap contracts(2)	(0.19)		1.48	0.16	(0.74)	(0.73)	0.96
Total Income (Loss) from Investment Operations	(0.20)		1.50	0.15	(0.76)	(0.79)	0.87
LESS DISTRIBUTIONS:
From net investment income	(0.80)		(1.16)	—	—	(0.23)	(0.70)
From net realized gain on investments	(0.64)		—	—	—	—	—
Total Distributions	(1.44)		(1.16)	—	—	(0.23)	(0.70)
Net Asset Value, End of Period	$8.29		$9.93	$9.59	$9.44	$10.20	$11.22
Total Return(3)	(1.02)%		18.17%	1.59%	(7.45)%	(7.20)%	7.72%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$73,613		$51,067	$89,456	$279,212	$754,171	$984,152
Ratio of gross expenses to average net assets (including interest and extraordinary expenses)(4)(5)	2.49	% (7)	2.28%	1.64%	1.07%	1.00%	0.99%
Ratio of net expenses to average net assets (including interest and extraordinary expenses)(6)	1.94	% (7)	1.84%	1.30%	0.90%	0.92%	0.90%
Ratio of net investment income (loss) to average net assets	(0.01	)% (7)	0.23%	(0.10)%	(0.20)%	(0.58)%	(0.81)%
Portfolio turnover rate(8)	0%		15%	122%	0%	0%	0%

(1)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Realized and unrealized gain (loss) per share in this caption is a balancing amount necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gain (loss) in the statement of operations due to the timing of share transactions for the period.

(3)	Total returns are historical and assume changes in share price and reinvestment of dividends and distributions. Total returns for periods of less than one year are not annualized. Had the Adviser not waived its fees or reimbursed a portion of the Fund’s expenses, the returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(5)	Ratio of gross expenses to average net assets excluding interest and extraordinary expenses (4)	2.44%	2.24%	1.64%	1.07%	0.98%	0.99%

(6)	Ratio of net expenses to average net assets excluding interest and extraordinary expenses	1.89%	1.80%	1.30%	0.90%	0.90%	0.90%

(7)	Annualized.

(8)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

The accompanying notes are an integral part of these consolidated financial statements.

Equinox Campbell Strategy Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class P
	Six Months
	Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	March 31, 2020		September 30,	September 30,	September 30,	September 30,	September 30,
	(Unaudited)		2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$10.10		$9.58	$9.44	$10.19	$11.22	$11.05
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(1)	(0.02)		— (2)	(0.02)	(0.02)	(0.06)	(0.13)
Net realized and unrealized gain (loss) on investments, futures, forward currency and swap contracts(3)	(0.19)		1.46	0.16	(0.73)	(0.74)	1.00
Total Income (Loss) from Investment Operations	(0.21)		1.46	0.14	(0.75)	(0.80)	0.87
LESS DISTRIBUTIONS:
From net investment income	(0.78)		(0.94)	—	—	(0.23)	(0.70)
From net realized gain on investments	(0.64)		—	—	—	—	—
Total Distributions	(1.42)		(0.94)	—	—	(0.23)	(0.70)
Net Asset Value, End of Period	$8.47		$10.10	$9.58	$9.44	$10.19	$11.22
Total Return(4)	(1.16)%		17.24%	1.48%	(7.36)%	(7.29)%	7.72%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$1,745		$2,237	$34,253	$43,767	$99,612	$107,596
Ratio of gross expenses to average net assets (including interest and extraordinary expenses)(5)(6)	2.63	% (8)	2.46%	1.90%	1.07%	1.00%	1.00%
Ratio of net expenses to average net assets (including interest and extraordinary expenses)(7)	2.20	% (8)	2.02%	1.51%	0.90%	0.92%	0.90%
Ratio of net investment income (loss) to average net assets	(0.02	)% (8)	(0.01)%	(0.19)%	(0.19)%	(0.58)%	(1.09)%
Portfolio turnover rate(9)	0%		15%	122%	0%	0%	0%

(1)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Less than $0.005 per share.

(3)	Realized and unrealized gain (loss) per share in this caption is a balancing amount necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gain (loss) in the statement of operations due to the timing of share transactions for the period.

(4)	Total returns are historical and assume changes in share price and reinvestment of dividends and distributions. Total returns for periods of less than one year are not annualized. Had the Adviser not waived its fees or reimbursed a portion of the Fund’s expenses, the returns would have been lower.

(5)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(6)	Ratio of gross expenses to average net assets excluding interest and extraordinary expenses (5)	2.57%	2.46%	1.90%	1.07%	0.98%	1.00%

(7)	Ratio of net expenses to average net assets excluding interest and extraordinary expenses	2.14%	2.02%	1.51%	0.90%	0.90%	0.90%

(8)	Annualized.

(9)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

The accompanying notes are an integral part of these consolidated financial statements.

Equinox Campbell Strategy Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
March 31, 2020 (Unaudited)

1.	ORGANIZATION

The Equinox Campbell Strategy Fund (the “Fund”) is a diversified series of shares of beneficial interest of Equinox Funds Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on June 2, 2010, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund began operations on March 4, 2013. The Fund currently offers Class A, Class C, Class I and Class P shares. Class A, Class I and Class P shares commenced operations on March 4, 2013. Class C commenced operations on February 11, 2014. The Fund has registered Class SI shares, however Class SI has not yet commenced operations. The investment objective of the Fund is to achieve long term capital appreciation.

Class C, Class I and Class P shares are offered at net asset value. Class A shares are offered at net asset value plus a maximum sales charge of 5.75%. A contingent deferred sales charge (“CDSC”) of 1.00% is assessed on certain redemptions of Class A shares made within twelve months after a purchase of Class A shares where no initial sales charge was paid at the time of purchase as part of an investment of $1,000,000 or more. A CDSC of 1.00% is assessed on redemptions of Class C shares made within twelve months after a purchase of such shares. Each class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its consolidated financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of the consolidated financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update ASU 2013-08.

Security Valuation – Securities, including exchange traded funds, listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price. In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the primary exchange on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value. Investments in swap contracts are reported at fair value based on daily price reporting from the swap counterparty. Forward currency contracts and futures are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) Adviser. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant, or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Equinox Campbell Strategy Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
March 31, 2020 (Unaudited)

Fair Valuation Process – As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) Adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the Adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the Adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the Adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the Adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equinox Campbell Strategy Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
March 31, 2020 (Unaudited)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of March 31, 2020 for the Fund’s assets and liabilities measured at fair value:

Assets(a)	Level 1	Level 2	Level 3	Total
U.S. Treasury Notes	$—	$58,586,062	$—	$58,586,062
Forward Currency Contracts(b)	2,955,511	—	—	2,955,511
Future Contracts(c)	979,560	—	—	979,560
Total	$3,935,071	$58,586,062	$—	$62,521,133

(a)	See Consolidated Portfolio of Investments for more information related to the Fund’s investments.

(b)	Represents net unrealized appreciation of forward currency contracts.

(c)	Represents net unrealized appreciation of futures contracts.

Consolidation of Subsidiaries – The Consolidated Financial Statements of the Fund include the accounts of its subsidiary, Equinox Campbell Strategy Fund Limited (“ECS-CFC”), a wholly-owned and controlled foreign corporation (“CFC”). All inter-company accounts and transactions have been eliminated in consolidation.

The Fund may invest up to 25% of its total assets in the ECS-CFC which acts as an investment vehicle in order to effect certain investments consistent with the Fund’s investment objectives and policies.

The ECS-CFC utilizes a diversified portfolio of futures contracts and futures-related instruments such as forwards and swaps in broadly diversified global markets across four major asset classes: currencies, fixed income, stock indices and commodities to facilitate the Fund’s pursuit of its investment objective. In accordance with its investment objective and through its exposure to the aforementioned derivative products, the Fund may have increased or decreased exposure to one or more of the risk factors defined in the Principal Investment Risks section of the Fund’s Prospectus.

A summary of the Fund’s investments in the ECS-CFC is as follows:

		ECS-CFC Net Assets at	% of Total Net Assets
	Inception Date of ECS-CFC	March 31, 2020	at March 31, 2020
ECS-CFC	3/4/2013	$2,632,216	2.70%

For tax purposes, ECS-CFC is an exempted Cayman investment company. ECS-CFC has received an undertaking from the Government of the Cayman Islands exempting it from all local income, profits and capital gains taxes. No such taxes are levied in the Cayman Islands at the present time. For U.S. income tax purposes, ECS-CFC is a CFC and as such is not subject to U.S. income tax. However, as a wholly-owned CFC, ECS-CFC’s net income and capital gains, to the extent of its earnings and profits, will be included each year in the Fund’s investment company taxable income.

Market Risk – Market risk is the risk that changes in interest rates, foreign exchange rates or equity prices will affect the positions held by the Fund. The Fund is exposed to market risk on financial instruments that are valued at market prices as disclosed in the schedule of investments. The prices of derivative instruments, including options, forwards and futures prices, can be highly volatile. Price movements of derivative contracts in which the Fund’s assets may be invested are influenced by, among other things, interest rates, changing supply and demand relationships, trade, fiscal, monetary and exchange control programs and policies of governments, and national and international political and economic events and policies. The Fund is exposed to market risk on derivative contracts in that the Fund may not be able to readily dispose of its holdings when it chooses and also that the price obtained on disposal is below that at which the investment is included in Fund’s consolidated financial statements. All financial instruments are recognized at fair value, and all changes in market conditions directly affect net income. The Fund’s investments in derivative instruments are exposed to market risk and are disclosed in the consolidated portfolio of investments.

Equinox Campbell Strategy Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
March 31, 2020 (Unaudited)

Credit Risk – Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.

Counterparty Risk – Counterparty risk, including swap counterparty risk, is the risk that the counterparty to a financial instrument will cause a financial loss for the Fund by failing to discharge an obligation. A concentration of counterparty risk exists in that part of the Fund’s cash is held at the broker. The Fund could be unable to recover assets held at the broker, including assets directly traceable to the Fund, in the event of the broker’s bankruptcy. The Fund does not anticipate any material losses as a result of this concentration.

Security Transactions and Related Income – Security transactions are accounted for on trade date basis. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid at least annually. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders are recorded on ex-dividend date.

Cash and Cash Equivalents – Cash and cash equivalents include cash and overnight investments in interest-bearing demand deposits with a financial institution with original maturities of three months or less. The Fund maintains deposits with a high quality financial institution in an amount that is in excess of federally insured limits.

Federal Income Tax – The Fund intends to continue to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for Federal income tax is required. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed all open tax years and concluded that there is no effect to the Fund’s financial position or results of operations and no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on a tax return. Open tax years are those years that are open for examination by the relevant income taxing authority. As of March 31, 2020, open federal and state income tax years include the tax years ended September 30, 2016, September 30, 2017, September 30, 2018 and September 30, 2019. The Fund identifies its major tax jurisdictions as U.S. Federal, Colorado and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Allocation of Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or another appropriate basis. Expenses specifically attributable to a particular fund in the Trust are borne by that fund. Other expenses are allocated to each fund based on its net assets in relation to the total net assets of all the applicable funds in the Trust or another reasonable basis.

Futures Contracts – The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund purchases and sells futures contracts to pursue its investment objective, hedge against market risk, and to reduce return volatility. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Portfolio’s agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether

Equinox Campbell Strategy Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
March 31, 2020 (Unaudited)

unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. The Fund segregates liquid securities having a value at least equal to the amount of the current obligation under any open futures contract. Risks may exceed amounts recognized in the Consolidated Statement of Assets and Liabilities. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. The Fund’s Consolidated Statement of Operations includes interest income earned and interest expense paid in the amounts of $664,080 and $10,711, respectively, on deposits and margin balances held, respectively, at the counterparty. For the six months ended March 31, 2020, the Fund had a net change in unrealized appreciation of $1,037,320 and a net realized loss of $(5,009,331) from futures contracts.

Forward Currency Contracts – The Fund may enter into forward currency contracts. When entering into a forward currency contract, in the case of a deliverable contract the Fund agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date or in the case of a non-deliverable contract to settle the equivalent in U.S. dollar. The Fund’s net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date. These instruments may involve market risk from movements in currencies or credit risk from the possible inability of counterparties to meet the terms of their contracts. For the six months ended March 31, 2020 the Fund had a net change in unrealized appreciation of $2,395,804 and a net realized gain of $113,665 from forward currency contracts.

Foreign Currency Spot Contracts – The Funds may enter into foreign currency spot contracts to facilitate transactions in foreign securities or to convert foreign currency receipts into U.S. dollars. A foreign currency spot contract is an agreement between two parties to buy and sell currencies at the current market rate, for settlement generally within two business days. The U.S. dollar value of the contracts is determined using current currency exchange rates supplied by a pricing service.

The contract is marked-to-market daily for settlements beyond one day and any change in market value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value on the open and close date. Losses may arise from changes in the value of the foreign currency, or if the counterparties do not perform under the contract’s terms. The maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened.

Equinox Campbell Strategy Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
March 31, 2020 (Unaudited)

Offsetting of Financial Assets and Derivative Assets - It is the Fund’s policy to recognize a net asset or liability equal to the unrealized appreciation (depreciation) of forward and futures contracts. As of March 31, 2020, the Fund is subject to a master netting arrangement for the forward and futures contracts. The following table sets forth the Fund’s net exposure for forward and futures contracts that are subject to an enforceable master netting arrangement as of March 31, 2020:

						Gross Amounts Not Offset in the
						Consolidated Statement of Assets &
						Liabilities
			Gross Amounts
			Offset in the		Net Amounts
	Gross Amounts		Consolidated		Presented in the
	of Recognized		Statement of Assets &		Consolidated Statement of	Financial	Cash Collateral
Description	Liabilities		Liabilities		Assets & Liabilities	Instruments	Pledged*	Net Amount
Forward Contracts	$(4,836,205	) **	$7,791,716	**	$2,955,511	$—	$—	$2,955,511
Futures Contracts	(2,296,390	) **	3,275,950	**	979,560	—	$—	$979,560
Total	$(7,132,595)		$11,067,666		$3,935,071	$—	$—	$3,935,071

*	Any over-collateralization of total financial instruments or cash is not shown. The amounts held as collateral for forwards and futures contracts are $2,074,702 and $787,142, respectively, and are shown on the Consolidated Statement of Assets and Liabilities.

**	See Consolidated Portfolio of Investments for breakout of gross unrealized appreciation and depreciation by forward and futures contract.

Impact of Derivatives on the Consolidated Statement of Assets and Liabilities and Consolidated Statement of Operations

The following is a summary of the location of derivative investments on the Consolidated Statement of Assets and Liabilities as of March 31, 2020:

Location on the Consolidated Statement of Assets and Liabilities
Derivatives Investment Type	Asset Derivatives	Liability Derivatives
Equity/Currency/Commodity/Interest Rate Contracts	Net unrealized appreciation on forward currency contracts	Net unrealized depreciation on futures contracts

The following table sets forth the fair value of the Fund’s derivative contracts by primary risk exposure as of March 31, 2020:

	Derivatives Investment Fair Value
	Equity	Interest Rate	Currency	Commodity	Total
Forward Contracts	$—	$—	$2,955,511	$—	$2,955,511
Futures Contracts	$(195,517)	$(82,571)	$—	$1,257,648	$979,560
Total	$(195,517)	$(82,571)	$2,955,511	$1,257,648	$3,935,071

The following is a summary of the location of derivative investments on the Fund’s Consolidated Statement of Operations for the period ended March 31, 2020:

Derivative Investment Type	Location of Gain (Loss) on Derivatives
Equity/Currency/Commodity/Interest Rate Contracts	Net realized gain (loss) on forward currency and futures contracts; Net change in unrealized appreciation (depreciation) on forward currency and futures contracts

Equinox Campbell Strategy Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
March 31, 2020 (Unaudited)

The following table sets forth the Fund’s realized and unrealized gain (loss) on derivative investments recognized in the Consolidated Statement of Operations categorized by primary risk exposure for the period ended March 31, 2020:

Net change in unrealized appreciation (depreciation) on derivatives recognized in the Consolidated Statement of Operations
	Equity	Interest Rate	Currency	Commodity	Total
Forward Contracts	$—	$—	$2,395,804	$—	$2,395,804
Futures Contracts	$(498,390)	$377,522	$—	$1,158,189	$1,037,321
Total	$(498,390)	$377,522	$2,395,804	$1,158,189	$3,433,125

Net realized gain (loss) on derivatives recognized in the Consolidated Statement of Operations
	Equity	Interest Rate	Currency	Commodity	Total
Forward Contracts	$—	$—	$113,665	$—	$113,665
Futures Contracts	$(5,705,204)	$982,336	$—	$(286,464)	$(5,009,332)
Total	$(5,705,204)	$982,336	$113,665	$(286,464)	$(4,895,667)

The average monthly volume of derivative instruments held by the Fund during the period ended March 31, 2020 is set forth below:

Derivative Type	Unit of Measure	Average Quantity
Futures – Long	Notional Amount	$603,439,478
Futures – Short	Notional Amount	$(180,563,784)
Forwards – Long	Notional Amount	$939,699,491
Forwards – Short	Notional Amount	$(939,355,144)

Foreign Currency Transactions – All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	INVESTMENT TRANSACTIONS

For the six-month period ended March 31, 2020 , the cost of purchases and proceeds from the sale of securities, other than short-term securities and short-term U.S. Government securities, amounted to $8,563,687 and $0, respectively.

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Equinox Institutional Asset Management, LP serves as the Fund’s Investment Adviser (the “Adviser”). Pursuant to an Advisory Agreement with the Fund, the Adviser, under the oversight of the Board, directs the daily operations of the

Equinox Campbell Strategy Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
March 31, 2020 (Unaudited)

Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Adviser, the Fund pays the Adviser a management fee, computed and accrued daily and paid monthly, at an annual rate of 1.64% of the Fund’s average daily net assets. For the six months ended March 31, 2020, the Fund incurred Advisory fees of $632,647. The advisory fee payable at March 31, 2020, in the amount of $3,793 was paid in April 2020. Effective February 15, 2018, the Adviser entered into a sub-advisory agreement with Campbell & Company Investment Adviser LLC (the “Sub-Adviser”) to serve as the Fund’s Sub-Adviser. The Sub-Adviser’s compensation is based on assets under management and is paid out of the Adviser’s fee received from the Fund.

Under the terms of the expense limitation agreement, the Adviser and Sub-Adviser have each contractually agreed to reduce its Advisory fee and/or reimburse certain expenses of the Fund, to ensure that the Fund’s total annual operating expenses, excluding (i) taxes, (ii) interest, (iii) extraordinary items, (iv) Acquired Fund Fees and Expenses, (v) brokerage commissions, and (vi) any class-specific expenses (such as Rule 12b-1 distribution fees, shareholder service fees, or transfer agency fees) do not exceed, on an annual basis, the expense limitations listed below. The expense limitations will remain in effect until January 31, 2021, but can be terminated by the Fund’s Board of Trustees on 60 days’ written notice to the Adviser.

Expense Limitation
Class	As of March 31, 2020
Equinox Campbell Strategy Fund – Class A	2.14%
Equinox Campbell Strategy Fund – Class C	2.89%
Equinox Campbell Strategy Fund – Class I	1.89%
Equinox Campbell Strategy Fund – Class P	2.14%

The Adviser and Sub-Adviser shall be entitled to recover, subject to approval by the Board of Trustees of the Trust, such waived or reimbursed amounts for a period of up to three (3) years from the year in which the Adviser and Sub-Adviser reduced their compensation and/or assumed expenses of the Fund. The Adviser and Sub-Adviser are permitted to seek reimbursement from the Fund, subject to certain limitations, for fees they waived and Fund expenses they paid to the extent the total annual fund operating expenses for a Class do not exceed the lesser of the limits in effect at the time of reimbursement or the limits in effect at the time the expenses were waived. No recoupment will occur unless a Fund’s operating expenses are below the expense limitation amount. For the six months ended March 31, 2020, the Adviser and Sub-Adviser waived fees of $197,155.

The following table shows the waived or reimbursed expenses subject to potential recovery by the Adviser and Sub-Adviser expiring on:

September 30, 2020	$947,515
September 30, 2021	$1,015,836
September 30, 2022	$393,523
September 30, 2023	$200,884

The Board has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that a monthly service and/or distribution fee is calculated by the Fund at an annual rate of 0.25%, 1.00% and 0.25% of the average daily net assets attributable to the Class A shares, Class C shares and Class P shares, respectively, and is paid to Northern Lights Distributors, LLC (the “Distributor”) to provide compensation for ongoing distribution-related activities or services and/or maintenance of the Fund’s shareholder accounts, not otherwise required to be provided by the Adviser. The Plan is a compensation plan, which means that compensation is provided regardless of 12b-1 expenses incurred. The Plan further provides for periodic payments to brokers, dealers and other financial intermediaries, including insurance companies, for providing shareholder services and for promotional and other sales-related costs. For the six months ended March 31, 2020, the Fund incurred 12b-1 expenses as follows:

Class A	$15,033
Class C	$58,362
Class P	$2,484

Equinox Campbell Strategy Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
March 31, 2020 (Unaudited)

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s Class A, Class C, Class I, and Class P shares. For the six months ended March 31, 2020, the Distributor received $36,027 and $4,903 in underwriting commissions for sales of Class A and Class C shares, respectively, of which $6,704 and $0 were retained by the principal underwriter or other affiliated broker-dealers.

5.	REDEMPTION FEE

The Fund may assess a short-term redemption fee of 1.00% of the total redemption amount if shareholders sell their shares after holding them for less than 30 days. The redemption fee is paid directly to the Fund. For the six months ended March 31, 2020, the Fund received $2,615 in redemption fees.

6.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during the six-month period ended March 31, 2020 were as follows:

Six Months Ended March 31, 2020
Ordinary Income	$6,320,769
Long Term Capital Gains	$5,118,937

The tax character of distributions paid during the most recent fiscal year ended September 30, 2019 were as follows:

Fiscal Year Ended September 30, 2019
Ordinary Income	$13,070,676

As of September 30, 2019, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Income	Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
$6,320,769	$5,118,935	$—	$—	$—	$475,380	$11,915,084

The differences between book basis and tax basis unrealized appreciation/(depreciation), net accumulated realized gain/(loss), and accumulated net investment loss are primarily attributable to the tax adjustments relating to the Fund’s holding in ECS-CFC.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. At September 30, 2019, the Fund did not defer, on a tax basis, late year losses.

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. At September 30, 2019, the Fund did not defer, on a tax basis, post-October losses.

At September 30, 2019, the Fund had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

Non-Expiring	Non-Expiring
Short-Term	Long-Term	Total
$—	$—	$—

Equinox Campbell Strategy Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
March 31, 2020 (Unaudited)

Permanent book and tax differences, primarily attributable to the book/tax basis treatment of net operating losses and short-term capital gains, resulted in reclassifications for the Fund for the fiscal year ended September 30, 2019, as follows:

Paid	Undistributed	Accumulated
In	Net Investment	Net Realized
Capital	Income (Loss)	Gains (Loss)
$(2,816,221)	$6,282,506	$(3,466,285)

7.	RECENT ACCOUNTING PRONOUNCEMENT

In August 2018, the Securities and Exchange Commission adopted amendments to certain disclosure requirements under Regulation S-X to conform to US GAAP, including: (i) an amendment to require presentation of the total, rather than the components, of distributable earnings on the Consolidated Statement of Assets and Liabilities; and (ii) an amendment to require presentation of the total, rather than the components, of distributions to shareholders, except for tax return of capital distributions, on the Consolidated Statement of Changes in Net Assets. The amendments also removed the requirement for parenthetical disclosure of undistributed net investment income on the Consolidated Statement of Changes in Net Assets. These amendments have been adopted with these consolidated financial statements.

In August 2018, FASB is sued ASU 2018-1 Fair Value Measurement (Topic 820): Disclosure Framework— 3, Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 20 18-13”). The primary focus of ASU 2018-13 is to improve the effectiveness of the disclosure requirements for fair value measurements. The changes affect all companies that are required to include fair value measurement disclosures. In general, the amendments in ASU 2018-1 are effective for all entities for fiscal years and interim periods within those fiscal years, beginning after December 15, 2019. An entity is permitted to early adopt the removed or modified disclosures upon thee issuance of ASU 2018-13 and may delay adoption of the additional disclosures, which are required for public companies only, until their effective date. ASU 2018-1 has been adopted by the Fund and the related disclosure updates have been incorporated in these consolidated financial statements.

8.	SUBSEQUENT EVENTS

Subsequent events after the date of the Consolidated Statement of Assets and Liabilities have been evaluated through the date the consolidated financial statements were available to be issued. Management has concluded that there were no subsequent events requiring adjustment and/or disclosure in the consolidated financial statements, except as noted below.

The recent global outbreak of COVID-19 has disrupted economic markets and the prolonged economic impact is uncertain. The operational and financial performance of the Fund’s investments depends on future developments, including the duration and spread of the outbreak, and such uncertainty may in turn impact the value of the Fund’s investments.

On October 2, 2019, the Board of Trustees of the Trust approved a Plan of Reorganization (“Plan”) for the Fund. Under the terms of the Plan, the Fund will be reorganized into a newly created series of The RBB Fund, Inc., a Maryland corporation as of the end of business on May 29, 2020.

Equinox Campbell Strategy Fund
EXPENSE EXAMPLES
March 31, 2020 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases of Class A shares and Class C shares; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from October 1, 2019 through March 31, 2020.

Actual Expenses

The “Actual” expenses line in the table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” expenses line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid	Annualized
	Account Value	Account Value	During Period*	Expense
Actual	10/1/19	3/31/20	10/1/19-3/31/20	Ratio
Class A	$1,000.00	$988.70	$10.64	2.14%
Class C	$1,000.00	$984.70	$14.34	2.89%
Class I	$1,000.00	$989.80	$9.40	1.89%
Class P	$1,000.00	$988.40	$10.64	2.14%

	Beginning	Ending	Expenses Paid	Annualized
	Account Value	Account Value	During Period*	Expense
Hypothetical (5% return before expenses)	10/1/19	3/31/20	10/1/19-3/31/20	Ratio
Class A	$1,000.00	$1,014.30	$10.78	2.14%
Class C	$1,000.00	$1,010.55	$14.53	2.89%
Class I	$1,000.00	$1,015.55	$9.52	1.89%
Class P	$1,000.00	$1,014.30	$10.78	2.14%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (183) divided by the number of days in the fiscal year (366).

Equinox Campbell Strategy Fund
SUPPLEMENTAL INFORMATION
March 31, 2020 (Unaudited)

Approval of Continuation of Investment Advisory Agreement between Equinox Institutional Asset Management, LP and Equinox Funds Trust on behalf of the Equinox Campbell Strategy Fund

The Board of Trustees (the “Board”) of Equinox Fund Trust (“Trust”), including a majority of the Trustees who are not “interested persons” as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”), unanimously approved the continuation of the Advisory Agreement between Equinox Institutional Asset Management, LP (“EIAM” or “Equinox”) and the Trust, for the Equinox Campbell Strategy Fund (the “Fund” or the “Campbell Fund”) (“Agreement”), at an in-person meeting held on December 18, 2019 (the “Meeting”). At the Meeting, the Board considered the continuation of the Agreement with respect to the Fund for an additional one-year period.

At the Meeting, in determining whether to approve the Agreement, the Trustees considered information provided by Equinox in accordance with Section 15(c) of the 1940 Act regarding: (i) the services performed by Equinox for the Fund, (ii) the size and qualifications of EIAM’s portfolio management staff, (iii) any potential or actual material conflicts of interest which may arise in connection with EIAM’s management of the Fund, (iv) investment performance, (v) the capitalization and financial condition of EIAM, (vi) a comparison of the advisory fee and expense ratio of the Fund to advisory fees and expense ratios of comparable funds; (vii) brokerage selection procedures (including soft dollar arrangements, if any), (viii) the procedures for allocating investment opportunities between the Fund and other clients, (ix) results of any regulatory examination, including any recommendations or deficiencies noted, (x) any litigation, investigation or administrative proceeding which may have a material impact on EIAM’s ability to service the Fund, (xi) EIAM’s internal program for ensuring compliance with the Fund’s investment objectives, policies and practices (including codes of ethics), federal securities laws and other regulatory requirements, (xii) EIAM’s proxy voting policies, and (xiii) details regarding, and quantification of, any fee sharing arrangements with respect to the distribution of shares of the Fund. The Trustees determined that the information provided to the Trustees was sufficient to make their determination regarding whether to approve the continuation of the Agreement with respect to the Fund.

The Trustees also considered information provided by EIAM regarding advisory fees and an analysis of these fees in relation to the delivery of services to the Fund, the costs of providing such services and the profitability of the firm in general and as a result of the fees received from the Fund. In addition, the Trustees also received a copy of the Agreement, EIAM’s most recent Form ADV and a memorandum from legal counsel regarding the legal standard applicable to their review of the Agreement. Legal counsel to the Fund reviewed with the Trustees the relevant case law with respect to the approval of an investment advisory agreement by the trustees of an investment company.

The Trustees noted the reports provided at Board meetings throughout the year covering matters such as the relative performance of the Fund, compliance with the investment objectives, policies, strategies and limitations for the Fund, the compliance of management personnel with the applicable code of ethics, and the adherence to fair value pricing procedures as established by the Board.

The Trustees considered that representatives from EIAM attended the Meeting and discussed EIAM’s history, experience with mutual funds that utilize managed futures, and the Fund’s investment strategies in connection with the proposed approval of the Agreement with respect to the Fund and answered questions from the Board.

Nature, Extent and Quality of Services. The Trustees’ evaluation of the services provided by EIAM took into account the Trustees’ knowledge and familiarity gained as Board members, including the scope and quality of EIAM’s investment management capabilities in selecting managed futures programs, allocating assets across various managed futures programs, and managing certain types of assets in-house (e.g., fixed income securities and derivatives), and its compliance responsibilities. The Trustees considered EIAM’s personnel and the depth of EIAM’s personnel who possess the experience to provide investment management services to the Fund. Based on the information provided by EIAM, the Trustees concluded that (i) the nature, extent and quality of the services provided by EIAM are appropriate and consistent with the terms of the Agreement including the proposed advisory fee, (ii) the Fund is likely to benefit from the continued receipt of EIAM’s services under the Agreement, and (iii) EIAM has sufficient personnel, with the appropriate education and experience, to serve the Fund effectively and has demonstrated its continuing ability to attract and retain qualified personnel.

Equinox Campbell Strategy Fund
SUPPLEMENTAL INFORMATION (Continued)
March 31, 2020 (Unaudited)

Investment Performance. The Board considered the overall investment performance of EIAM, Campbell & Company Investment Adviser LLC (“Campbell”), the sub-adviser to the Fund, and the Fund. Although the Trustees gave appropriate consideration to performance reports and discussions with members of EIAM at Board meetings throughout the year, the Trustees gave particular weight to EIAM’s and Campbell’s presentation of the Fund’s and the Campbell Program’s performance provided to the Board at the Meeting. The Trustees considered the Fund’s performance for the one-year, three-year, five-year, and since inception periods ended September 30, 2019, as compared to the performance of seven other mutual funds identified by EIAM as having a similar investment objective and strategy as the Fund (the “Peer Funds”), and the Barclay BTOP50 Index (the “Index”).

The Trustees noted that the Fund outperformed the Index for the one, three and five year periods ended September 30, 2019. The Trustees further noted that the Campbell Fund outperformed all seven of the Peer Funds for the year ended September 30, 2019, outperformed seven of the Peer Funds for the three year period ended September 30, 2019, and outperformed three of the Peer Funds for the five year period ended September 30, 2019. The Trustees also considered the Campbell Fund’s performance relative to one other fund advised by EIAM. The Trustees noted that the Campbell Fund outperformed that Fund for both the one and three year periods ended September 30, 2019. The Trustees further considered that effective February 5, 2018, the Campbell Fund began to implement its investment program through a sub-advisory relationship with Campbell & Company Investment Adviser LLC (“Sub-Adviser”), pursuant to which the Sub-Adviser directly manages a portion of the Campbell Fund’s assets. Before February 5, 2018, the Campbell Fund implemented its investment program through a total-return swap agreement that provided the returns of the Campbell Program net of any fees and expenses of the Campbell Program, in exchange for a negotiated interest rate.

Fees. The Trustees noted that EIAM had provided information regarding their advisory fees and an analysis of these fees in relation to the delivery of services to the Fund and any other ancillary benefits resulting from EIAM’s and Campbell’s respective relationship with the Fund. The Trustees considered the rate of the investment advisory fees and other expenses paid by the Fund to EIAM under the fee schedule to the Agreement compared to those of representative comparable funds managed by EIAM and other investment advisers. The Trustees also discussed the limitations of the comparative expense information of the Funds, given the potential varying nature, extent, and quality of the services provided by the advisers of the Peer Funds.

The Trustees noted that the fees under the Sub-Advisory Agreement would be paid by EIAM, and considered the impact of such sub-advisory fee on the pro forma estimated profitability of EIAM expected to be derived from its relationship with the Fund. The Trustees concluded that advisory fee and services to be provided by EIAM were generally consistent with those of other advisers which manage mutual funds with investment objectives, strategies and policies similar to those of the Fund based on the information provided at the Meeting. The Trustees concluded that the proposed investment advisory fees to be paid by the Fund to EIAM and to be paid by EIAM to Campbell were fair and reasonable.

Cost of Services Provided. Trustees also considered (i) the costs of the services provided by EIAM, (ii) the compensation and benefits received by EIAM in providing services to the Fund, and (iii) EIAM’s profitability. The Trustees noted that the level of profitability of EIAM is an appropriate factor to consider in providing service to the Fund, and the Trustees should be satisfied that EIAM’s profits are sufficient to continue as healthy, ongoing concerns generally and as investment advisor of the Fund specifically. Based on the information provided, the Trustees concluded that EIAM’s estimated fees and profits (if any) expected to be derived from its relationship with the Trust in light of the Fund’s expenses, are reasonable in relation to the nature and quality of the services provided, taking into account the fees charged by other advisors for managing comparable mutual funds with similar strategies. In so concluding, the Trustees noted that EIAM has contractually agreed to waive a portion of the fee it receives from the Fund. The Trustees also concluded that the overall expense ratio of the Fund is reasonable, taking into account the projected growth and size of the Fund, the quality of services provided by EIAM and the expense limitations agreed to by EIAM.

Economies of Scale. The Trustees considered the extent to which economies of scale would be realized relative to fee levels as the Fund grows, and whether advisory fee levels reflect these economies of scale for the benefit of

Equinox Campbell Strategy Fund
SUPPLEMENTAL INFORMATION (Continued)
March 31, 2020 (Unaudited)

shareholders. The Board noted that economies of scale may be achieved at higher asset levels for the Fund for the benefit of Fund shareholders but that the advisory fee structure for the Fund did not currently include breakpoint reductions as asset levels increase.

In voting to approve the Agreement with respect to the Fund, the Board considered all factors it deemed relevant and the information presented to the Board by Equinox. In arriving at its decision, the Board did not identify any single factor as being of paramount importance and each member of the Board gave varying weights to each factor according to his own judgment. The Board determined that the approval of the Agreement would be in the best interests of the Fund and its shareholders. As a result, the Board, including a majority of the Independent Trustees, unanimously approved the continuation of the Agreement with respect to the Fund for an additional one-year period.

Approval of Continuation of Investment Sub-Advisory Agreement between Equinox Institutional Asset Management, LP and Campbell & Company Investment Adviser LLC on behalf of the Equinox Campbell Strategy Fund

The Board of Trustees (the “Board”) of Equinox Fund Trust (“Trust”), including a majority of the Trustees who are not “interested persons” as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”), unanimously approved the continuation of the Sub- Advisory Agreement between Equinox Institutional Asset Management, LP (“EIAM” or “Equinox”) and Campbell & Company Investment Adviser LLC (“Campbell”) on behalf of the Equinox Campbell Strategy Fund (the “Fund” or the “Campbell Fund”) (“Agreement” or “Sub-Advisory Agreement”), at an in-person meeting held on January 24, 2020 (the “Meeting”). At the Meeting, the Board considered the continuation of the Agreement with respect to the Fund for an additional one-year period.

At the Meeting, in determining whether to approve the Agreement, the Trustees considered information provided by Campbell in accordance with Section 15(c) of the 1940 Act regarding: (i) the services performed by Campbell for the Campbell Fund, (ii) the size and qualifications of Campbell’s portfolio management staff, (iii) any potential or actual material conflicts of interest which may arise in connection with Campbell’s management of the Campbell Fund, (iv) investment performance; (v) the capitalization and financial condition of Campbell, (vi) a comparison of the sub-advisory fee charged by Campbell to the Campbell Fund and the expense ratio of the Campbell Fund to the sub-advisory fees and expense ratios of comparable funds; (vii) brokerage selection procedures (including soft dollar arrangements, if any), (viii) Campbell’s procedures for allocating investment opportunities between the Campbell Fund and other clients, (ix) results of any independent audit or regulatory examination, including any recommendations or deficiencies noted, (x) any litigation, investigation or administrative proceeding which may have a material impact on Campbell’s ability to service the Campbell Fund, (xi) Campbell’s internal programs for ensuring compliance with the Campbell Fund’s investment objectives, policies and practices (including codes of ethics), federal securities laws and other regulatory requirements, (xii) Campbell’s proxy voting policies, and (xiii) details regarding, and quantification of, any fee sharing arrangements with respect to the distribution of shares of the Campbell Fund. The Trustees determined that the information provided to the Trustees was sufficient to make their determination regarding whether to approve the continuation of the Sub-Advisory Agreement with respect to the Fund.

The Trustees also considered information provided by Campbell regarding sub-advisory fees and an analysis of these fees in relation to the delivery of services to the Campbell Fund, the costs of providing such services and the profitability of the firm in general and as a result of the fees received from the Campbell Fund. In addition, the Trustees also received a copy of the Agreement, Campbell’s most recent Form ADV and a memorandum from legal counsel regarding the legal standard applicable to their review of the Agreement. Legal counsel to the Fund reviewed with the Trustees the relevant case law with respect to the approval of an investment advisory agreement by the trustees of an investment company.

The Trustees noted the reports provided at Board meetings throughout the year covering matters such as the relative performance of the Fund, compliance with the investment objectives, policies, strategies and limitations for the Fund, the compliance of management personnel with the applicable code of ethics, and the adherence to fair value pricing procedures as established by the Board.

Equinox Campbell Strategy Fund
SUPPLEMENTAL INFORMATION (Continued)
March 31, 2020 (Unaudited)

The Trustees considered that representatives from Campbell attended the Meeting and discussed Campbell’s history, experience with mutual funds that utilize managed futures, and the Fund’s investment strategies in connection with the proposed approval of the Agreement with respect to the Fund and answered questions from the Board.

Nature, Extent and Quality of Services. The Trustees’ evaluation of the services provided by Campbell, with respect to the Campbell Fund, took into account the Trustees’ knowledge and familiarity gained as Board members, including the scope and quality of Campbell’s investment management capabilities in selecting managed futures programs, allocating assets across various managed futures programs, and managing certain types of assets in-house (e.g., fixed income securities and derivatives), and its compliance responsibilities. The Trustees considered Campbell’s personnel and the depth of personnel who possess the experience to provide investment management services to the Campbell Fund. Based on the information provided by Campbell, the Trustees concluded that (i) the nature, extent and quality of the services to be provided by Campbell to the Campbell Fund are appropriate and consistent with the terms of the Sub-Advisory Agreement, including the proposed sub-advisory fee, (ii) the Campbell Fund is likely to benefit from the continued receipt of Campbell’s services under the Sub -Advisory Agreement, (iii) Campbell has sufficient personnel, with the appropriate education and experience, to serve the Campbell Fund effectively and has demonstrated its continuing ability to attract and retain qualified personnel.

Investment Performance. The Board considered the overall investment performance of Campbell and the Campbell Fund. Although the Trustees gave appropriate consideration to performance reports and discussions with members of Campbell at Board meetings throughout the year, the Trustee’s gave particular weight to Campbell’s presentation of the Fund’s performance provided to the Board at the Meeting. The Trustees reviewed performance information for the Campbell Fund for the one, three, five and since inception (March 1, 2013) periods ended December 31, 2019, as applicable, including a comparison to the Barclays BTOP50 Index (“Barclays Index”) and the S&P 500 Total Return Index (“S&P Index”), and a comparison to a fund managed by a third party investment manager (“Peer Fund”).

With respect to the Campbell Fund, the Trustees noted that, based on net returns, the Campbell Fund over performed the Barclays Index for the one year, three years, and since inception periods, and it underperformed the Barclays Index for the five years period. Based on gross returns, the Campbell Fund over performed the Barclays Index for the one year, three year, five year, and since inception periods. Regarding the S&P Index, the Campbell Fund underperformed the S&P Index for the one year, three year, five year, and since inception periods based on both net returns and gross returns. The Trustees further noted that the Campbell Fund over performed the Peer Fund, on both a net and gross basis, for the one year, three year, five year, and since inception periods.

The Trustees considered explanations provided by Campbell regarding the various factors contributing to the Campbell Fund’s relative performance, including, among other things, differences in respective investment strategies, volatility targets and portfolio construction in comparison to the Peer Fund. The Board discussed with Campbell the reasons behind such results. In the case of the Campbell Fund with performance that lagged the Barclays Index or S&P Index for certain periods (but not necessarily all periods), the Trustees considered other factors that supported the continuation of the Sub-Advisory Agreement, including that Campbell’s investment decisions, such as security selection and sector allocation, attributing to such underperformance were reasonable and consistent with the Campbell Fund’s investment objective and policies. Taking note of Campbell’s discussion of (i) the various factors contributing to the Campbell Fund’s performance and (ii) its continuing commitment to each the Campbell Fund’s current investment strategy, respectively, the Trustees concluded that the recent investment performance of the Campbell Fund was satisfactory.

Fees. The Trustees considered the sub-advisory fees paid to Campbell, the total expenses of each the Campbell Fund, and Campbell’s commitment to continue to waive its sub-advisory fees and/or reimburse the Campbell Fund expenses in order to maintain stated caps on Campbell Fund operating expenses. The Trustees considered the rate of the sub-advisory fee and other expenses paid by the Campbell Fund under the Sub-Advisory Agreement as compared to those of representative comparable funds managed by Campbell and other investment advisers. The Trustees also discussed the limitations of the comparative expense information of the Campbell Fund, given the potential varying nature, extent and quality of the services provided by the adviser of peer funds. The Trustees noted that the sub-advisory fee for the Campbell Fund was comparable to the range of contractual sub-advisory fees

Equinox Campbell Strategy Fund
SUPPLEMENTAL INFORMATION (Continued)
March 31, 2020 (Unaudited)

for the peer funds, based on information contained in various publicly available documents. The Trustees noted that Campbell waived a portion of its sub-advisory fee with respect to the Campbell Fund in order to maintain the stated cap on Fund operating expenses. The Trustees concluded that the sub-advisory fees and services provided by Campbell are consistent with those of other sub-advisers which manage mutual funds with investment objectives, strategies and policies similar to those of the Campbell Fund based on the information provided at the Meeting. The Trustees concluded that the estimated sub-advisory fees to be paid by the Campbell Fund to Campbell were fair and reasonable.

Cost of Services Provided. The Trustees also considered (i) the costs of the services provided by Campbell, (ii) the compensation and benefits received by Campbell in providing services to the Campbell Fund, and (iii) the profitability of Campbell. The Trustees noted that the level of profitability of the sub-adviser is an appropriate factor to consider in providing service to the Campbell Fund, and the Trustees should be satisfied that Campbell’s profits are sufficient to continue as a healthy, ongoing concern generally, and as investment sub-adviser of the Campbell Fund, specifically.

Based on the information provided, the Trustees concluded that Campbell’s estimated fees and profits (if any) expected to be derived from its relationship with the Campbell Fund in light of the Campbell Fund’s expenses, are reasonable in relation to the nature and quality of the services to be provided, taking into account the fees charged by other sub-advisers for managing comparable mutual funds with similar strategies. The Trustees also concluded that the overall expense ratio of the Campbell Fund is reasonable, taking into account the projected growth and size of the Campbell Fund, the quality of services to be provided by Campbell and the expense limitations agreed to by Campbell.

Economies of Scale. The Trustees considered the extent to which economies of scale would be realized relative to fee levels as the Campbell Fund grows, and whether the advisory fee levels reflect these economies of scale for the benefit of shareholders. The Board determined that economies of scale may be achieved at higher asset levels for the Campbell Fund for the benefit of Fund shareholders.

In voting to approve the Sub-Advisory Agreement with respect to the Fund, the Board considered all factors it deemed relevant and the information presented to the Board by Campbell. In arriving at its decision, the Board did not identify any single factor as being of paramount importance and each member of the Board gave varying weights to each factor according to his own judgment. The Board determined that the approval of the Sub-Advisory Agreement would be in the best interests of the Fund and its shareholders. As a result, the Board, including a majority of the Independent Trustees, unanimously approved the continuation of the Sub-Advisory Agreement with respect to the Campbell Fund for an additional one-year period.

VOTING RESULTS OF SPECIAL MEETING OF SHAREHOLDERS

A special meeting of shareholders (the “Special Meeting”) of the Equinox Campbell Strategy Fund (the “Acquired Fund”), a series of the Equinox Funds Trust, was adjourned on May 26, 2020. At the Special Meeting, shareholders voted on a proposal to approve the Agreement and Plan of Reorganization providing for the sale of all of the assets of the Acquired Fund to, and the assumption of all of the liabilities of the Acquired Fund by, the Campbell Systematic Macro Fund (the “Acquiring Fund”), a series of The RBB Fund, Inc., in exchange for the Acquiring Fund’s shares, which would be distributed pro rata by the Acquired Fund to the holders of its shares in complete liquidation of the Acquired Fund. Further details regarding the proposal and the Special Meeting are contained in a definitive proxy statement/prospectus and supplement filed with the SEC by The RBB Fund, Inc. on December 26, 2019 (file number 191310948) and May 1, 2020, respectively.

At the Special Meeting adjourned on May 26, 2020, the proposal was approved by shareholders of the Acquired Fund as follows:

Votes For	Votes Against	Abstained	Broker Non-Votes
11,012,177	22,764	214,694	N/A

PRIVACY NOTICE

FACTS	WHAT DOES EQUINOX FUNDS TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
	■ Social Security number ■ Assets ■ Retirement Assets ■ Transaction History ■ Checking Account Information	■ Purchase History ■ Account Balances ■ Account Transactions ■ Wire Transfer Instructions

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Equinox Funds Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Equinox Funds Trust share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-888-643-3431

Who we are
Who is providing this notice?	Equinox Funds Trust
What we do
How does Equinox Funds Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Equinox Funds Trust collect my personal information?

We collect your personal information, for example, when you

■       Open an account

■       Provide account information

■       Give us your contact information

■       Make deposits or withdrawals from your account

■       Make a wire transfer

■       Tell us where to send the money

■       Tells us who receives the money

■       Show your government-issued ID

■       Show your driver’s license

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

  ■       Sharing for affiliates’ everyday business purposes – information about your creditworthiness

■       Affiliates from using your information to market to you

■       Sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ■ Equinox Funds Trust does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies ■ Equinox Funds Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Equinox Funds Trust doesn’t jointly market.

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PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-888-643-3431 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Form N-PORT is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-PORT is available without charge, upon request, by calling 1-888-643-3431.

INVESTMENT ADVISER
Equinox Institutional Asset Management, LP
47 Hulfish Street, Suite 510
Princeton, NJ 08542

ADMINISTRATOR
U.S. Bancorp Fund Services, LLC
777 E. Wisconsin Ave
Milwaukee, WI 53202

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.
(b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11. Controls and Procedures.

(a)	Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the Principal Executive Officer and Principal Financial Officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s Principal Executive Officer and Principal Financial Officer, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the Registrant’s Form N-CSR filed December 11, 2017.

(2) A separate certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under Act (17 CFR 270.30a-2a(a)), exactly as set forth below: Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. Not Applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Equinox Funds Trust

By: /s/ Robert J. Enck_________________________

Robert J. Enck, Principal Executive Officer

Date: __5/31/2020____

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Robert J. Enck _________________________

Robert J. Enck, Principal Executive Officer

Date: __5/31/2020_____

By: _/s/ Laura Latella__________________________________________

Laura Latella, Principal Financial Officer

Date: _6/1/2020_______